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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01540

AIM Funds Group (Invesco Funds Group)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000      Houston, Texas 77046

(Address of principal executive offices)          (Zip code)

Philip A. Taylor      11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	09/30/15

Item 1. Schedule of Investments.

Invesco European Small Company Fund
Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	ESC-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–77.58%

Austria–0.55%
Semperit AG Holding	84,281	$ 2,554,513

Belgium–1.86%
Sioen Industries NV	251,000	4,561,802
Van de Velde N.V.	62,106	4,011,161
		8,572,963

France–20.68%

Caisse Regionale de Credit Agricole d’Ile-de-France	55,078	4,389,945
Caisse Regionale de Credit Agricole Mutuel Brie Picardie -CCI	94,000	2,394,812
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine -CCI	45,323	5,056,795
Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	365,844	6,499,826
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes -CCI	19,700	3,440,597
Cegid Group S.A.	135,000	5,693,041
Constuctions Industrielles de la Mediterranee S.A.	80,972	7,826,357
GEA	44,572	3,735,357
Gerard Perrier Industrie S.A.	163,600	6,526,197
Infotel S.A.	3,148	110,768
Linedata Services (a)	500,530	16,778,767
Maisons France Confort S.A.	112,990	4,780,338
Manutan International	93,000	4,468,483
Metropole Television S.A.	151,302	2,893,724
Neurones	280,000	5,162,388
Tessi S.A.	72,061	9,170,532
Total Gabon	8,432	1,665,041
Trigano S.A.	100,188	4,760,117
		95,353,085

Germany–6.77%

CANCOM S.E.	50,310	1,747,487
CENIT AG (a)	463,575	8,676,478
MorphoSys AG (b)	76,912	5,122,971
Nemetschek AG	92,428	3,470,176
Nexus AG	230,566	4,611,657
SMT Scharf AG (b)	89,110	1,184,901
Takkt AG	161,690	3,035,296
Tomorrow Focus AG (b)	970,687	3,381,925
		31,230,891

Greece–3.35%

Autohellas S.A.	207,551	2,504,803
Hellenic Exchanges - Athens Stock Exchange S.A.	700,000	3,887,778
Karelia Tobacco Co. Inc. S.A.	7,255	1,986,150

	Shares	Value

Greece–(continued)

Metka S.A.	852,192	$ 7,061,847
		15,440,578

Ireland–6.98%

CPL Resources PLC	659,792	4,386,647
Fyffes PLC	4,410,483	7,145,997
IFG Group PLC	1,096,500	2,387,950
Origin Enterprises PLC	966,112	6,915,492
Total Produce PLC	8,216,323	11,338,435
		32,174,521

Israel–3.96%

Hilan Ltd.	517,409	6,806,208
Israel Discount Bank Ltd. -Class A (b)	4,993,000	9,119,600
MIND C.T.I. Ltd.	850,000	2,337,500
		18,263,308

Italy–4.02%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	849,532	12,948,003
El.En. S.p.A.	132,000	5,604,878
		18,552,881

Norway–5.88%

Bonheur ASA	333,997	2,491,168
Ekornes ASA	543,214	6,093,420
Ganger Rolf ASA	320,785	2,204,229
Kongsberg Gruppen ASA	296,721	4,286,869
NextGenTel Holding ASA	903,998	3,185,484
Prosafe S.E.	1,635,528	4,552,952
Wilh. Wilhelmsen Holding ASA -Class A	253,153	4,296,726
		27,110,848

Portugal–0.31%

Conduril - Engenharia S.A.	20,033	1,432,632

Romania–3.54%

Banca Transilvania (b)	9,015,400	5,222,023
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	779,000	5,911,218
Transgaz SA Medias	78,900	5,188,820
		16,322,061

Spain–1.26%

Baron de Ley, S.A. (b)	55,000	5,819,978

Switzerland–3.61%

Carlo Gavazzi Holding AG	14,543	3,111,880
Kardex AG	146,348	9,698,327
Kuoni Reisen Holding AG	20,290	3,814,896
		16,625,103

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value

Turkey–1.12%

Yazicilar Holding A.S. -Class A	964,364	$ 5,164,869

United Kingdom–13.69%

Chime Communications PLC	544,538	2,994,232
City of London Investment Group PLC	900,000	4,747,987
Clarkson PLC	124,788	3,845,180
DCC PLC	58,026	4,389,397
Diploma PLC	458,327	4,610,520
Fairpoint Group PLC	1,852,500	4,960,030
Hargreaves Services PLC	609,000	3,162,136
IG Group Holdings PLC	394,373	4,600,364
Micro Focus International PLC	317,047	5,769,552
SafeStyle UK PLC	1,702,000	6,513,777
Savills PLC	616,600	8,527,085
Tribal Group PLC	1,395,117	2,479,712
Tullett Prebon PLC	773,220	4,382,448
Ultra Electronics Holdings PLC	81,512	2,112,184
		63,094,604
Total Common Stocks & Other Equity Interests (Cost $342,937,224)		357,712,835

	Shares	Value

Money Market Funds–21.61%

Liquid Assets Portfolio –Institutional Class, 0.16% (c)	49,807,426	$ 49,807,426
Premier Portfolio –Institutional Class, 0.10% (c)	49,807,427	49,807,427

Total Money Market Funds (Cost $99,614,853)		99,614,853

TOTAL INVESTMENTS–99.19% (Cost $442,552,077)		457,327,688

OTHER ASSETS LESS LIABILITIES–0.81%		3,750,312

NET ASSETS–100.00%		$ 461,078,000

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of September 30, 2015 was $25,455,245, which represented 5.52% of the Fund’s Net Assets. See Note 3.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco European Small Company Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

Invesco European Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2015, there were transfers from Level 1 to Level 2 of $16,983,468 and from Level 2 to Level 1 of $87,069,358, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Austria	$2,554,513	$—	$—	$2,554,513
Belgium	8,572,963	—	—	8,572,963
France	87,679,023	7,674,062	—	95,353,085
Germany	31,230,891	—	—	31,230,891
Greece	1,986,150	13,454,428	—	15,440,578
Ireland	29,786,571	2,387,950	—	32,174,521
Israel	18,263,308	—	—	18,263,308
Italy	18,552,881	—	—	18,552,881
Norway	27,110,848	—	—	27,110,848
Portugal	1,432,632	—	—	1,432,632
Romania	16,322,061	—	—	16,322,061
Spain	5,819,978	—	—	5,819,978
Switzerland	3,111,880	13,513,223	—	16,625,103
Turkey	5,164,869	—	—	5,164,869
United Kingdom	41,195,310	21,899,294	—	63,094,604
United States	99,614,853	—	—	99,614,853
Total Investments	$398,398,731	$58,928,957	$—	$457,327,688

Invesco European Small Company Fund

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended September 30, 2015.

	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 09/30/15	Interest / Dividend Income

CENIT AG	$6,613,861	$—	$—	$2,062,617	$—	$8,676,478	$348,430

Linedata Services	13,192,331	449,672	—	3,136,764	—	16,778,767	301,358

Total	$19,806,192	$449,672	$—	$5,199,381	$—	$25,455,245	$649,788

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $69,517,282 and $60,802,572, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$65,063,363

Aggregate unrealized (depreciation) of investment securities	(51,094,450)

Net unrealized appreciation of investment securities	$13,968,913

Cost of investments for tax purposes is $443,358,775.

Invesco European Small Company Fund

Invesco Global Core Equity Fund
Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	GCE-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.98%

Canada–1.16%

Toronto-Dominion Bank (The)	155,944	$ 6,145,231
Vermilion Energy, Inc.	150,981	4,860,394
		11,005,625

China–0.76%

Baidu, Inc. -ADR(a)	52,577	7,224,606

Finland–1.51%

Sampo Oyj -Class A	294,375	14,276,693

France–6.85%

Danone	383,651	24,263,623
LVMH Moet Hennessy Louis Vuitton S.E.	74,183	12,658,742
Publicis Groupe S.A.	237,985	16,259,191
Rexel S.A.	356,362	4,382,210
TOTAL S.A. -ADR	164,877	7,371,651
		64,935,417

Germany–0.41%

Bayerische Motoren Werke AG	43,432	3,844,619

Hong Kong–0.90%

AIA Group Ltd.	1,631,800	8,495,984

Ireland–1.67%

Shire PLC -ADR	77,091	15,821,386

Israel–0.66%

Teva Pharmaceutical Industries Ltd. -ADR	110,145	6,218,787

Japan–7.42%

Asahi Group Holdings, Ltd.	231,529	7,534,461
FANUC Corp.	32,400	4,994,874
Hitachi, Ltd.	984,000	4,973,034
Honda Motor Co., Ltd.	123,300	3,676,492
KDDI Corp.	472,000	10,569,683
Komatsu Ltd.	825,100	12,143,224
Mitsubishi UFJ Financial Group, Inc.	2,038,731	12,321,284
ORIX Corp.	371,600	4,806,551
Toyota Motor Corp.	157,700	9,274,635
		70,294,238

Netherlands–4.94%

GrandVision N.V. (b)	482,397	12,377,308
Koninklijke Ahold N.V.	604,216	11,792,733
Koninklijke DSM N.V.	231,264	10,678,637
Koninklijke Philips N.V.	509,772	12,020,303
		46,868,981

Sweden–0.61%

Sandvik AB	683,372	5,829,929

	Shares	Value

Switzerland–4.24%

ABB Ltd.	761,326	$ 13,485,521
Roche Holding AG	72,814	19,252,623
TE Connectivity Ltd.	125,183	7,497,210
		40,235,354

Taiwan–1.91%

Taiwan Semiconductor Manufacturing Co. Ltd.	4,555,000	18,141,217

United Kingdom–10.57%

British American Tobacco PLC	145,849	8,060,320
Diageo PLC	715,949	19,265,899
Kingfisher PLC	2,515,972	13,680,847
Liberty Global PLC -Series A (a)	200,773	8,621,193
Liberty Global PLC -Series C (a)	326,665	13,399,798
Liberty Global PLC LiLAC -Series A (a)	10,038	338,180
Liberty Global PLC LiLAC -Series C (a)	15,788	540,581
Rio Tinto PLC	170,226	5,710,681
SABMiller PLC	122,675	6,951,329
Standard Chartered PLC	686,934	6,678,083
Vodafone Group PLC -ADR	535,300	16,990,422
		100,237,333

United States–56.37%

Aaron’s, Inc.	225,460	8,141,361
AbbVie Inc.	240,798	13,101,819
ACE Ltd.	72,331	7,479,025
Allergan PLC (a)	74,257	20,183,795
American Express Co.	403,354	29,900,632
Amphenol Corp. -Class A	162,800	8,296,288
Apple Inc.	26,942	2,971,703
Archer-Daniels-Midland Co.	167,217	6,931,145
AT&T Inc.	125,183	4,078,462
Berkshire Hathaway Inc. -Class A (a)	129	25,185,960
Berkshire Hathaway Inc. -Class B (a)	22,462	2,929,045
Biogen Inc. (a)	13,126	3,830,298
BioMarin Pharmaceutical Inc. (a)	19,332	2,036,046
Cabot Oil & Gas Corp.	337,765	7,383,543
Celgene Corp. (a)	152,114	16,454,171
Cisco Systems, Inc.	285,439	7,492,774
Coca-Cola Co. (The)	300,000	12,036,000
Comcast Corp. -Class A	289,094	16,443,667
Concho Resources Inc. (a)	54,969	5,403,453
Core Laboratories N.V.	47,744	4,764,851
Dick’s Sporting Goods, Inc.	141,804	7,034,896
Eaton Corp. PLC (a)	143,788	7,376,324
Eli Lilly and Co.	112,310	9,399,224
EMC Corp.	415,186	10,030,894
EOG Resources, Inc.	141,596	10,308,189

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

United States–(continued)

Express Scripts Holding Co. (a)	87,985	$ 7,123,266
First Republic Bank	311,534	19,554,989
GameStop Corp. -Class A	174,709	7,199,758
General Electric Co.	750,411	18,925,365
Google Inc. -Class C (a)	45,140	27,464,079
Halliburton Co.	258,716	9,145,611
HCA Holdings, Inc. (a)	137,095	10,605,669
Hertz Global Holdings, Inc. (a)	529,795	8,863,470
International Business Machines Corp.	124,793	18,091,241
Las Vegas Sands Corp.	107,845	4,094,875
Linear Technology Corp.	187,949	7,583,742
ManpowerGroup Inc.	108,990	8,925,191
Marsh & McLennan Cos., Inc.	222,609	11,624,642
Microsoft Corp.	135,325	5,989,485
Moody’s Corp.	158,711	15,585,420

	Shares	Value

United States–(continued)

Mylan N.V. (a)	151,722	$ 6,108,328
Northern Trust Corp.	229,426	15,637,676
Philip Morris International Inc.	74,240	5,889,459
Priceline Group Inc. (The) (a)	9,775	12,090,307
Progressive Corp. (The)	636,444	19,500,644
QUALCOMM, Inc.	319,597	17,171,947
ResMed Inc.	129,423	6,595,396
Rite Aid Corp. (a)	943,894	5,729,437
Vertex Pharmaceuticals Inc. (a)	18,753	1,952,937
Wal-Mart Stores, Inc.	211,141	13,690,382
		534,336,881
TOTAL INVESTMENTS–99.98% (Cost $981,832,332)		947,767,050
OTHER ASSETS LESS LIABILITIES–0.02%		160,925
NET ASSETS–100.00%		$ 947,927,975

Investment Abbreviations:

ADR                —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2015 represented 1.31% of the Fund’s Net Assets.

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Canada	$11,005,625	$—	$—	$11,005,625
China	7,224,606	—	—	7,224,606
Finland	—	14,276,693	—	14,276,693
France	7,371,651	57,563,766	—	64,935,417
Germany	3,844,619	—	—	3,844,619
Hong Kong	—	8,495,984	—	8,495,984
Ireland	15,821,386	—	—	15,821,386
Israel	6,218,787	—	—	6,218,787
Japan	—	70,294,238	—	70,294,238
Netherlands	—	46,868,981	—	46,868,981
Sweden	—	5,829,929	—	5,829,929
Switzerland	7,497,210	32,738,144	—	40,235,354
Taiwan	—	18,141,217	—	18,141,217
United Kingdom	39,890,174	60,347,159	—	100,237,333
United States	534,336,881	—	—	534,336,881
Total Investments	$633,210,939	$314,556,111	$—	$947,767,050

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $479,477,224 and $565,074,286, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$65,008,021
Aggregate unrealized (depreciation) of investment securities	(99,348,336)
Net unrealized appreciation (depreciation) of investment securities	$(34,340,315)
Cost of investments for tax purposes is $982,107,365.

Invesco Global Core Equity Fund

Invesco International Small Company Fund
Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	ISC-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.78%

Brazil–6.21%

Diagnosticos da America S.A.	840,900	$1,921,075
Fleury S.A.	1,892,000	7,761,145
Totvs S.A.	251,800	1,864,314
Wilson Sons Ltd. -BDR	987,100	7,413,092
		18,959,626

Canada–15.74%

Brookfield Real Estate Services, Inc.	375,300	3,781,679
Calian Technologies Ltd.	367,000	4,481,645
Cequence Energy Ltd. (a)	5,915,000	1,839,021
COM DEV International Ltd.	1,453,600	4,769,829
Dorel Industries Inc. -Class B	134,355	3,167,630
Epsilon Energy Ltd. (a)	1,578,800	3,370,977
Hammond Power Solutions Inc.	239,400	1,201,663
Major Drilling Group International Inc.	573,284	1,911,233
Onex Corp.	105,799	6,105,557
Paramount Resources Ltd. -Class A (a)	237,026	1,747,330
Total Energy Services Inc.	722,190	7,904,702
TransGlobe Energy Corp.	1,917,222	5,012,814
Wi-LAN Inc.	1,519,200	2,754,318
		48,048,398

Egypt–1.73%

Eastern Tobacco	192,320	5,283,933

France–7.13%

Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	206,000	3,659,932
Constuctions Industrielles de la Mediterranee S.A.	25,804	2,494,088
Metropole Television S.A.	330,758	6,325,906
Precia S.A. (b)	35,321	5,012,396
Vicat S.A.	68,300	4,263,911
		21,756,233

Germany–6.20%

CTS Eventim AG & Co. KGaA	151,000	5,588,252
MorphoSys AG (a)	156,102	10,397,675
Takkt AG	157,000	2,947,254
		18,933,181

Greece–1.08%

Metka S.A.	397,000	3,289,814

Hong Kong–1.47%

First Pacific Co. Ltd.	7,340,000	4,497,051

Ireland–1.63%

Total Produce PLC	3,600,000	4,967,960

	Shares	Value

Israel–0.96%

Israel Discount Bank Ltd. -Class A (a)	1,600,000	$2,922,363

Italy–3.25%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	650,910	9,920,738

Japan–5.36%

EXEDY Corp.	225,500	5,020,590
Nippon Ceramic Co., Ltd.	617,100	9,137,807
THK Co., Ltd.	138,300	2,200,492
		16,358,889

Netherlands–1.18%

Aalberts Industries N.V.	121,823	3,612,252

New Zealand–1.74%

Freightways Ltd.	1,492,274	5,302,872

Norway–2.56%

Bonheur ASA	313,995	2,341,980
Kongsberg Gruppen ASA	120,919	1,746,974
Prosafe S.E.	1,345,985	3,746,928
		7,835,882

Philippines–4.23%

Energy Development Corp.	61,851,350	7,312,670
First Gen Corp.	11,807,541	5,607,021
		12,919,691

Romania–3.89%

Banca Transilvania (a)	5,997,200	3,473,780
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	706,000	5,357,278
Transgaz SA Medias	46,200	3,038,321
		11,869,379

Switzerland–2.89%

Aryzta AG	48,034	2,038,917
Kuoni Reisen Holding AG	17,902	3,365,908
Tecan Group AG	24,182	3,412,560
		8,817,385

Thailand–2.54%

Major Cineplex Group PCL	6,056,300	5,329,637
Siam Commercial Bank PCL (The)	653,600	2,416,892
		7,746,529

Turkey–0.63%

Yazicilar Holding A.S. -Class A	358,400	1,919,492

United Kingdom–25.88%

Clarkson PLC	142,000	4,375,545

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value
United Kingdom–(continued)

DCC PLC	189,095	$ 14,304,158
Halma PLC	380,929	4,166,880
HomeServe PLC	427,805	2,630,020
IG Group Holdings PLC	738,373	8,613,127
Informa PLC	708,290	6,029,341
Jupiter Fund Management PLC	873,948	5,746,364
Lancashire Holdings Ltd.	499,465	5,229,129
Micro Focus International PLC	575,649	10,475,534
Savills PLC	635,866	8,793,518
Tullett Prebon PLC	935,680	5,303,237
Ultra Electronics Holdings PLC	129,074	3,344,637
		79,011,490

United States–1.48%

Mitel Networks Corp. (a)	699,760	4,508,493
Total Common Stocks & Other Equity Interests (Cost $286,867,845)		298,481,651

	Shares	Value

Money Market Funds–1.76%
Liquid Assets Portfolio –Institutional Class, 0.16%(c)	2,691,779	$ 2,691,779
Premier Portfolio –Institutional Class, 0.10% (c)	2,691,779	2,691,779
Total Money Market Funds (Cost $5,383,558)		5,383,558
TOTAL INVESTMENTS–99.54% (Cost $292,251,403)		303,865,209
OTHER ASSETS LESS LIABILITIES–0.46%		1,396,176
NET ASSETS–100.00%		$ 305,261,385

Investment Abbreviations:

BDR        —Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of September 30, 2015 represented 1.64% of the Fund’s Net Assets. See Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Small Company Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2015, there were transfers from Level 1 to Level 2 of $10,754,349 and from Level 2 to Level 1 of $43,718,731, due to foreign fair value adjustments.

Invesco International Small Company Fund

	Level 1	Level 2	Level 3	Total

Brazil	$18,959,626	$—	$—	$18,959,626

Canada	48,048,398	—	—	48,048,398

Egypt	5,283,933	—	—	5,283,933

France	15,430,327	6,325,906	—	21,756,233

Germany	18,933,181	—	—	18,933,181

Greece	—	3,289,814	—	3,289,814

Hong Kong	—	4,497,051	—	4,497,051

Ireland	4,967,960	—	—	4,967,960

Israel	2,922,363	—		2,922,363

Italy	9,920,738	—	—	9,920,738

Japan	—	16,358,889	—	16,358,889

Netherlands	—	3,612,252	—	3,612,252

New Zealand	—	5,302,872	—	5,302,872

Norway	7,835,882	—	—	7,835,882

Philippines	—	12,919,691	—	12,919,691

Romania	11,869,379	—	—	11,869,379

Switzerland	—	8,817,385	—	8,817,385

Thailand	5,329,637	2,416,892	—	7,746,529

Turkey	1,919,492	—	—	1,919,492

United Kingdom	18,195,716	60,815,774	—	79,011,490

United States	9,892,051	—	—	9,892,051

Total Investments	$179,508,683	$124,356,526	$—	$303,865,209

NOTE 3 -- Investments in Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended September 30, 2015.

	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 09/30/15	Interest / Dividend Income
Calvalley Petroleum Inc. –Class A (a)	$2,927,950	$678,224	$(3,832,299)	$5,134,039	$(4,907,914)	$—	$—
Precia S.A.	4,531,073	—	—	481,323	—	5,012,396	59,915
Total	$7,459,023	$678,224	$(3,832,299)	$5,615,362	$(4,907,914)	$5,012,396	$59,915

(a) As of September 30, 2015, this security is no longer considered an affiliate of the Fund.

Invesco International Small Company Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $26,411,026 and $84,873,033, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$ 74,890,511

Aggregate unrealized (depreciation) of investment securities	(64,847,895)

Net unrealized appreciation of investment securities	$ 10,042,616

Cost of investments for tax purposes is $293,822,593.

Invesco International Small Company Fund

Invesco Small Cap Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	SCE-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.79%

Air Freight & Logistics–0.86%

Forward Air Corp.	267,249	$ 11,088,161

Alternative Carriers–0.74%

Iridium Communications Inc. (b)(c)	1,537,013	9,452,630

Apparel, Accessories & Luxury Goods–1.24%

Columbia Sportswear Co.	271,471	15,959,780

Application Software–4.89%

Blackbaud, Inc.	263,746	14,801,425
Bottomline Technologies (de), Inc. (c)	395,783	9,898,533
MicroStrategy Inc. -Class A (c)	72,539	14,251,737
SS&C Technologies Holdings, Inc.	191,696	13,426,388
Verint Systems Inc. (c)	241,666	10,427,888
		62,805,971

Asset Management & Custody Banks–1.07%

Janus Capital Group Inc.	1,013,035	13,777,276

Automotive Retail–1.07%

Penske Automotive Group, Inc.	282,938	13,705,517

Biotechnology–1.00%

AMAG Pharmaceuticals, Inc. (c)	207,742	8,253,589
Retrophin, Inc. (c)	224,303	4,544,379
		12,797,968

Broadcasting–0.93%

Nexstar Broadcasting Group, Inc. -Class A	251,120	11,890,532

Building Products–2.18%

Apogee Enterprises, Inc.	389,159	17,375,949
Trex Co., Inc. (c)	318,054	10,600,740
		27,976,689

Communications Equipment–1.12%

ARRIS Group Inc. (c)	481,077	12,493,570
Finisar Corp. (c)	170,400	1,896,552
		14,390,122

Construction & Engineering–2.72%

Dycom Industries, Inc. (c)	364,386	26,366,971
Primoris Services Corp.	474,766	8,503,059
		34,870,030

Construction Materials–0.88%

Eagle Materials Inc.	165,667	11,334,936

Data Processing & Outsourced Services–2.08%

DST Systems, Inc.	125,388	13,183,295
Jack Henry & Associates, Inc.	195,066	13,578,544
		26,761,839

	Shares	Value

Diversified REIT’s–0.97%

Cousins Properties, Inc.	1,352,800	$ 12,472,816

Diversified Support Services–0.86%

Mobile Mini, Inc.	358,323	11,032,765

Electrical Components & Equipment–1.09%

EnerSys	260,268	13,945,159

Electronic Components–0.65%

Belden Inc.	178,021	8,311,801

Environmental & Facilities Services–1.88%

Team, Inc. (c)	291,957	9,377,659
Waste Connections, Inc.	304,041	14,770,312
		24,147,971

Gas Utilities–0.60%

UGI Corp.	221,112	7,699,120

Health Care Equipment–3.93%

Analogic Corp.	170,179	13,961,485
Globus Medical, Inc. -Class A (c)	555,706	11,480,886
Hill-Rom Holdings, Inc.	305,807	15,898,906
Wright Medical Group, Inc. (c)	430,897	9,057,455
		50,398,732

Health Care Facilities–1.66%

Community Health Systems Inc. (c)	167,979	7,184,462
LifePoint Health, Inc. (c)	199,106	14,116,615
		21,301,077

Health Care Services–1.01%

Team Health Holdings, Inc. (c)	240,477	12,992,972

Health Care Supplies–1.45%

Alere, Inc. (c)	387,755	18,670,403

Health Care Technology–0.43%

HMS Holdings Corp. (c)	627,578	5,503,859

Home Furnishings–0.99%

La-Z-Boy Inc.	477,249	12,675,733

Homebuilding–0.65%

Beazer Homes USA, Inc. (c)	622,651	8,299,938

Homefurnishing Retail–0.20%

Pier 1 Imports, Inc. (b)	372,076	2,567,324

Household Appliances–1.17%

Helen of Troy Ltd. (c)	167,791	14,983,736

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Industrial Machinery–2.39%

Albany International Corp. -Class A	374,628	$ 10,718,107
Rexnord Corp. (c)	460,740	7,823,365
Watts Water Technologies, Inc. -Class A	228,670	12,078,350
		30,619,822

Investment Banking & Brokerage–2.36%

E*TRADE Financial Corp. (c)	676,245	17,805,531
Evercore Partners Inc. -Class A	249,462	12,532,971
		30,338,502

IT Consulting & Other Services–2.03%

CACI International Inc. -Class A (c)	167,974	12,425,037
Luxoft Holding, Inc. (c)	215,274	13,624,691
		26,049,728

Leisure Facilities–1.15%

Vail Resorts, Inc.	141,632	14,826,038

Life & Health Insurance–1.11%

CNO Financial Group, Inc.	754,721	14,196,302

Life Sciences Tools & Services–3.00%

Affymetrix, Inc. (c)	1,509,763	12,893,376
Bio-Techne Corp.	147,132	13,603,825
Charles River Laboratories International, Inc. (c)	189,105	12,011,949
		38,509,150

Multi-Line Insurance–1.76%

American Financial Group, Inc.	227,181	15,655,043
Horace Mann Educators Corp.	207,690	6,899,462
		22,554,505

Office Services & Supplies–0.87%

Pitney Bowes Inc.	563,357	11,182,636

Oil & Gas Drilling–0.45%

Precision Drilling Corp. (Canada)	1,545,035	5,747,530

Oil & Gas Equipment & Services–0.82%

Forum Energy Technologies Inc. (c)	666,399	8,136,732
Helix Energy Solutions Group Inc. (c)	506,006	2,423,769
		10,560,501

Oil & Gas Exploration & Production–0.25%

Ultra Petroleum Corp. (b)(c)	501,282	3,203,192

Oil & Gas Storage & Transportation–1.63%

Scorpio Tankers Inc. (Monaco)	1,432,079	13,132,164
SemGroup Corp. -Class A	179,461	7,759,894
		20,892,058

Packaged Foods & Meats–2.01%

Pinnacle Foods Inc.	375,017	15,705,712
TreeHouse Foods, Inc. (c)	129,912	10,105,854
		25,811,566

	Shares	Value

Paper Packaging–1.51%

Graphic Packaging Holding Co.	1,517,323	$ 19,406,561

Pharmaceuticals–1.99%

Impax Laboratories, Inc. (c)	393,685	13,861,649
Phibro Animal Health Corp. -Class A	367,675	11,629,560
		25,491,209

Real Estate Services–2.15%

Jones Lang LaSalle Inc.	108,981	15,668,199
Kennedy-Wilson Holdings Inc.	535,489	11,871,791
		27,539,990

Regional Banks–10.17%

Bank of the Ozarks, Inc.	357,612	15,649,101
BankUnited, Inc.	419,752	15,006,134
East West Bancorp, Inc.	378,598	14,545,735
Glacier Bancorp, Inc.	516,269	13,624,339
IBERIABANK Corp.	201,931	11,754,403
PacWest Bancorp	294,723	12,617,092
PrivateBancorp, Inc.	400,008	15,332,307
Synovus Financial Corp.	502,345	14,869,412
Western Alliance Bancorp (c)	555,580	17,061,862
		130,460,385

Restaurants–5.35%

Brinker International, Inc.	254,512	13,405,147
Cracker Barrel Old Country Store, Inc. (b)	103,081	15,181,770
Papa John’s International, Inc.	208,655	14,288,694
Red Robin Gourmet Burgers Inc. (c)	184,715	13,990,314
Sonic Corp.	514,691	11,812,159
		68,678,084

Semiconductor Equipment–2.10%

Entegris Inc. (c)	1,020,009	13,453,919
Tessera Technologies Inc.	417,281	13,524,077
		26,977,996

Semiconductors–2.68%

Fairchild Semiconductor International, Inc. (c)	694,991	9,757,674
Intersil Corp. -Class A	928,719	10,866,012
Microsemi Corp. (c)	418,556	13,737,008
		34,360,694

Specialized REIT’s–1.89%

CubeSmart	535,102	14,560,126
Geo Group Inc. (The)	328,099	9,757,664
		24,317,790

Specialty Chemicals–2.85%

Minerals Technologies Inc.	240,280	11,571,885
PolyOne Corp.	368,870	10,822,646
Sensient Technologies Corp.	231,894	14,215,102
		36,609,633

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Specialty Stores–1.84%

GNC Holdings, Inc. -Class A	240,203	$ 9,709,005
Michaels Cos., Inc. (The) (c)	600,771	13,877,810
		23,586,815

Steel–0.78%

Haynes International, Inc.	263,549	9,972,694

Systems Software–0.61%

Barracuda Networks, Inc. (b)(c)	503,382	7,842,692

Technology Distributors–1.17%

Tech Data Corp. (c)	219,594	15,042,189

Technology Hardware, Storage & Peripherals–0.79%

Cray, Inc. (c)	512,179	10,146,266

Trucking–3.76%

Celadon Group, Inc.	566,040	9,067,961
Heartland Express, Inc.	582,053	11,606,137
Landstar System, Inc.	207,275	13,155,744
Old Dominion Freight Line, Inc. (c)	237,366	14,479,326
		48,309,168
Total Common Stocks & Other Equity Interests (Cost $1,148,523,850)		1,255,048,553

	Shares	Value

Money Market Funds–1.87%

Liquid Assets Portfolio –Institutional Class, 0.16% (d)	11,994,280	$ 11,994,280
Premier Portfolio –Institutional Class, 0.10% (d)	11,994,280	11,994,280
Total Money Market Funds (Cost $23,988,560)		23,988,560
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.66% (Cost $1,172,512,410)		1,279,037,113

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.97%

Liquid Assets Portfolio - Institutional Class, 0.16% (Cost $25,264,810) (d)(e)	25,264,810	25,264,810
TOTAL INVESTMENTS– 101.63% (Cost $1,197,777,220)		1,304,301,923
OTHER ASSETS LESS LIABILITIES–(1.63)%		(20,974,811)
NET ASSETS–100.00%		$ 1,283,327,112

Investment Abbreviations:

REIT         — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2015.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$24,400,630	$(24,400,630)	$ —
*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Small Cap Equity Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $340,513,778 and $314,380,055, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$250,225,886
Aggregate unrealized (depreciation) of investment securities	(144,081,497)
Net unrealized appreciation of investment securities	$106,144,389
Cost of investments for tax purposes is $1,198,157,534.

Invesco Small Cap Equity Fund

Item 2.	Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 27, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 27, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 27, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.